Research & Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Employee benefits	$ 42,877	$ 53,332	$ 36,630
Contractors and consultants expense	3,917	645	14,752
Other	740	734	(177)
Total	$ 47,534	$ 54,711	$ 51,205